FINANCIAL LIABILITIES FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	May 29, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Exchangeable and Class B Shares	$ 1,851			$ 1,851			$ 0
Remeasurement of Exchangeable and Class B Shares	$ (238)		$ 0	$ (140)	$ 0
Exchangeable share conversion, shares	1,300,000			1,300,000
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Number Of Share Issued, Price Per Share	$ 41.11	$ 35.97		$ 41.11			$ 0
Exchangeable and Class B Shares	$ 1,851	$ 1,667		$ 1,851			$ 0
Number Of Share Issued, Price Per Share, Opening		$ 38.09
Exchangeable and Class B Shares, Opening		$ 1,765
Remeasurement of Exchangeable and Class B Shares	$ 238	$ (98)
Weighted average share price	$ 40.59
Exchangeable share conversion, value	$ (54)
Issued capital [member] | Exchangeable Shares [Member]
Disclosure of financial liabilities [line items]
Number of shares outstanding	45,023,109	46,349,323		45,023,109		45,200,000	0
Share Issuance		46,349,323
Exchangeable share conversion, shares	(1,326,214)
Issued capital [member] | Class B Shares [Member]
Disclosure of financial liabilities [line items]
Number of shares outstanding	1	1		1			0
Share Issuance		1